ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 5:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2014	2013

Employees and payroll accruals	$1,213	$1,266
Accrued expenses	510	373
Accrued income tax	429	-

	$2,152	$1,639